Business and Basis of Presentation - Ownership (Details) (10-Q)	Sep. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Oct. 03, 2014	Apr. 01, 2013
Corporate Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage		47.00%	47.00%	47.00%	47.00%
Majority Shareholder [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage by related party	58.00%	58.00%	58.00%